March 31, 2021

Volumetric Fund, Inc.

  A Conservative Equity Growth Fund

First Quarter

Report 2021

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IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

To our Shareholders:

We at Volumetric Fund hope this report finds you and your family in good health as the Covid 19 situation evolves. As you are aware the Fund is operating as usual, just a phone call or email away. You may also visit the Fund’s website at volumetric.com.

Volumetric Fund’s net asset value (“NAV”) per share has advanced 5.27% in the first quarter of 2021. Overall, as of March 31, 2021, the Fund’s NAV has advanced $1.23, from $23.32 on December 31, 2020 to $24.55, as of March 31, 2021. At the end of the first quarter, the cash and money market positions, were 14.8%, equities were 85.3% and net receivables/payables were -0.1%.

The Volumetric Index, which measures the value of a $10,000 hypothetical investment in Volumetric Fund since its inception on January 1, 1979, with all dividends and distributions reinvested, is at $427,105 as of March 31, 2021.

PORTFOLIO REVIEW (Unaudited)

At the end of the first quarter, we had 58 securities in our portfolio. The average security had an unrealized gain of 76.9%. Our portfolio contained 54 gainers and 4 losers. As of March 31, our best percentage gainer was Autodesk Inc. with a 362.2% gain. Our worst performer was Hologic Inc with a 10.3% loss.

Our investment activity during the first quarter, included 5 stock purchases, 4 stock sales and 3 stocks trimmed, as indicated below:

Purchases: American International Group, Hologic Inc., Snap-On Inc., UnitedHealthcare Group Inc., and Whirlpool Corp.

Sales: Atmos Energy Corp., Merck & Co., Metlife Inc., and Take Two Interactive Software Inc. Also, positions in FMC Corp, Autodesk Inc, and Costco Wholesale Corp. were trimmed during the first quarter.

Our most profitable sale of a stock, on a percentage basis, was Autodesk Inc. (half of the position sold), with a 362.15% gain. Conversely, our worst performing sale of a stock, on a percentage basis, was Merck & Co. with a 5.87% loss.

TOP STOCK GAINERS (Unaudited)

As of March 31, 2021, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
Autodesk Inc	362.2%	1.0%
HP Inc	341.5%	1.1%
Microsoft Corp	310.5%	1.5%
Applied Materials Inc	241.0%	3.2%
Amazon.com Inc	222.7%	1.9%
FMC Corp	208.2%	1.0%
Apple Inc	180.9%	2.0%
Visa Inc Class A	152.4%	2.1%
Ametek Inc	151.4%	2.0%
Expeditors Int'l of Washington Inc	149.1%	1.7%

ANNUAL MEETING

The Fund’s Annual Shareholder Meeting and proxy voting will be held May 14, 2021. Considering shareholder’s health, transportation, and other logistical issues raised by the spread of coronavirus disease (COVID-19), the Annual Shareholder Meeting will be held as a virtual meeting via telephone. The call-in information to attend the meeting virtually, will be provided in your proxy materials. Shareholder’s proxy statements will be mailed to all shareholders in April. As usual, please vote and return the voting proxy to Volumetric Fund, Inc.

At the meeting, as described in the Proxy Statement that you will receive, you will be asked to elect eight directors, ratify the appointment of BBD, LLP, as the independent registered public accounting firm, of the Fund for calendar year 2021, and authorize available shares of the Fund to 4,000,000 common shares. We will also review Volumetric Fund’s year to date performance.

PRIVACY POLICY

Volumetric Fund, Inc. and its affiliate Volumetric Advisers, Inc. have always worked hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

We limit information about you to those of our employees who are involved in servicing your account and outside companies that are used to service and maintain your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

This notice complies with Federal law and SEC regulations regarding privacy.  If you have any questions or concerns, please contact us at Volumetric Fund, Inc.

UPDATE AND OTHER NEWS

We are pleased to announce that as of this writing, April 15, 2021, Volumetric Fund’s NAV stood at $25.40, up 8.92% since the beginning of the year. This means that the NAV of $25.40, is at a record all-time high, as adjusted for dividends and capital gain distributions.

We are also excited to announce the onboarding of Ultimus Fund Solutions, as Volumetric Fund’s transfer agent and fund accountant and Ultimus Fund Distributors, as the distributor of the Fund. These new enhancements allow for “Online Account Access” for all shareholders.  With our new online access, you can view your current and past balances, make electronic investments, select between electronic or mail delivery for statements and trade confirmations, and much more. Please go to volumetric.com and click the “Sign In” button on the home page to setup and access your account.

With the onboarding of Ultimus Fund Solutions, effective February 22, 2021, the First National Bank of Omaha (“FNBO”) acts as the custodian of IRA and various other retirement accounts that invest in the Fund. As in the past, Volumetric Advisers, Inc. has paid the custodian’s fees on behalf of existing shareholder. Closing account and other possible fees charged by the custodian are generally the responsibility of the shareholder.

Thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund, please visit our website, www.volumetric.com. Also, do not hesitate to call us at 800-541-FUND, if you have any questions.

April 15, 2021

Irene ZawitkowskiJeffrey Gibs

Chair & CEOPresident

VOLUMETRIC FUND, INC.
STATEMENT OF NET ASSETS
March 31, 2021
(unaudited)

Equities: 85.3%

Shares	Company	Value
	Aerospace & Defense -- 1.1%	
2,200	L3Harris Technologies Inc	$ 445,896
		445,896
	Agricultural -- 1.8%	
9,200	Bunge Ltd	729,284
		729,284
	Chemicals -- 4.7%	
2,400	Air Products & Chemicals Inc	675,216
8,000	CF Industries Holdings Inc	363,040
2,100	Ecolab Inc	449,547
3,650	FMC Corp	403,727
		1,891,530
	Computer Software -- 5.5%	
1,500	Autodesk Inc*	415,725
5,100	Cerner Corp	366,588
2,600	Microsoft Corp	613,002
3,700	Salesforce.com Inc*	783,919
		2,179,234
	Computers and Semiconductors -- 9.1%	
3,600	Analog Devices Inc	558,288
6,400	Apple Inc	781,760
9,600	Applied Materials Inc	1,282,559
14,000	HP Inc	444,500
8,600	Intel Corp	550,400
		3,617,507
	Construction -- 1.7%	
7,300	Owens Corning	672,257
		672,257
	Electrical Equipment -- 4.4%	
6,200	Ametek Inc	791,926
6,100	Emerson Electric Co	550,342
5,600	Hologic Inc*	416,528
		1,758,796
	Electronic Services -- 5.6%	
2,500	Automatic Data Processing Inc	471,175
3,000	Fidelity National Information Services Inc	421,830
5,200	Paychex Inc	509,704
3,900	Visa Inc Class A	825,747
		2,228,456
	Energy -- 1.2%	
29,000	Kinder Morgan Inc	482,850
		482,850
	ETF (Exchange Traded Fund) -- 5.0%	
5,000	SPDR S&P 500 Trust	1,981,650
		1,981,650
	Financials -- 7.3%	
10,000	American International Group	462,100
900	Blackrock Inc	678,564
2,400	CME Group Inc	490,152
9,180	Morgan Stanley	712,919
4,800	Raymond James Financial	588,288
		2,932,023
	Food & Beverage -- 2.1%	
7,000	Mondelez Int'l Inc	409,710
4,900	Monster Beverage Corp*	446,341
		856,051
	Healthcare -- 4.7%	
7,300	Cardinal Health Inc	443,475
1,200	Cooper Companies Inc	460,908
2,900	Johnson & Johnson	476,615
1,300	UnitedHealthcare Group Inc	483,691
		1,864,689

Shares	Company	Value
	Household Appliances -- 1.2%	
2,100	Whirlpool Corp	$ 462,735
		462,735
	Industrial Conglomerates -- 4.5%	
3,300	Carlisle Companies Inc	543,114
2,700	Honeywell International Inc	586,089
1,700	Roper Technologies Inc	685,678
		1,814,881
	Industrial Machinery -- 2.6%	
2,213	Snap-On Inc	510,628
2,700	Stanley Black & Decker	539,109
		1,049,737
	Materials -- 1.4%	
4,200	Packaging Corp of America	564,816
		564,816
	Media -- 1.4%	
3,119	The Walt Disney Co*	575,518
		575,518
	Personal Products -- 1.2%	
5,300	Church & Dwight Co Inc	462,955
		462,955
	Research & Consulting Services -- 3.0%	
6,200	Jacobs Engineering Group Inc	801,474
4,300	Leidos Holdings Inc	414,004
		1,215,478
	Retail -- 2.9%	
250	Amazon.com Inc*	773,520
1,100	Costco Wholesale Corp	387,728
		1,161,248
	Services -- 5.1%	
350	Alphabet Inc - Class A*	721,882
5,900	Republic Services Inc	586,165
6,600	Waste Connections Inc	712,668
		2,020,715
	Textile - Apparel Clothing -- 2.7%	
4,800	Ralph Lauren Corp*	591,168
6,300	V F Corp	503,496
		1,094,664
	Transportation -- 3.1%	
6,200	Expeditors Int'l of Washington Inc	667,678
12,500	Werner Enterprises Inc	589,625
		1,257,303
	Utilities -- 1.9%	
4,500	American Electric Power Company Inc	381,150
5,200	Consolidated Edison Inc	388,960
		770,110

TOTAL EQUITIES (Cost: $ 21,117,490)	34,090,383
INVESTMENT COMPANY 14.8%	
5,900,080 Shares -- Fidelity Investment Money Market Gov Portfolio - Class I, 0.01%** (Cost: $5,900,080)	5,900,080
TOTAL INVESTMENTS (Cost: $27,017,570): 100.1%	39,990,463
RECEIVABLE: 0.1%	
Dividends and Interest Receivable	34,068
TOTAL CASH EQUIVALENTS/ RECEIVABLES	**34,068**
TOTAL ASSETS	**40,024,531**
LIABILITIES: - 0.2%	
Accrued Management Fees	(62,762)
Capital Shares Payable	(1,300)
TOTAL LIABILITIES	**(64,062)**
NET ASSETS 100.0%	**$ 39,960,469**
VOLUMETRIC SHARES OUTSTANDING	**1,627,955**
NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE	**$24.55**

Legend - *Non-income producing security. ** Variable Rate Security. The rate presented is as of March 31, 2021.

Other Information - At March 31, 2021, the cost of investment securities for income tax purposes was $27,017,570. Net unrealized appreciation aggregated, $12,972,893, of which $13,058,727 related to appreciated investment securities and $85,834 related to depreciated investment securities. For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

       Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

Cincinnati, Ohio 45246

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, PhD

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

  Chair Emeritus

Irene J. Zawitkowski

  Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

  President, Portfolio Manager, CCO

The following is the valuation policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of March 31, 2021, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of March 31, 2021:

Investments at Fair Value           Level 1            Level 2          Level 3             Total

Common Stocks(1)             $ 34,090,383             $ 0                  $ 0           $ 34,090,383

Short Term Investments      $   5,900,080             $ 0                  $ 0           $   5,900,080

                                        -----------------------------------------------------------------------------------

Total                                      $ 39,990,463            $ 0                  $ 0            $ 39,990,463

 (1) Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

During the period ended March 31, 2021, the fund did not hold any Level 2 or Level 3 securities, nor were there any transfers into or out of Level 2 or Level 3.